Called up share capital (Tables)	12 Months Ended
Mar. 31, 2018
Called up share capital
Schedule of share awards and option scheme awards allotted

		2018		2017
	Number	€m	Number	€m
Ordinary shares of 2020⁄ 21 US cents each allotted, issued and fully paid:[1]
1 April	28,814,142,848	4,796	28,813,396,008	4,796
Allotted during the year[2]	660,460	—	746,840	—
31 March	28,814,803,308	4,796	28,814,142,848	4,796

Note:

1

At 31 March 2018 the Group held 2,139,038,029 (2017: 2,192,064,339) treasury shares with a nominal value of €356 million (2017: €365 million). The market value of shares held was €4,738 million (2017: €5,348 million). During the year, 53,026,317 (2017: 62,761,357) treasury shares were reissued under Group share schemes. On 25 August 2017, 729,077,001 treasury shares were issued in settlement of a maturing subordinated mandatory convertible bond issued on 19 February 2016. For further details see note 21 “Liquidity and capital resources”.

2	Represents US share awards and option scheme awards.